LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT
LONG-TERM DEBT

15. LONG-TERM DEBT

 Below is a summary of the long-term portion and current portion of long-term debt as at December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
Description	Long-term	Current portion	Total	Long-term	Current portion of long-term	Total

Syndicate Facility Agreement	$-	$80,159	$80,159	$177,062	$7,639	$184,701
Marfin Credit Facilities	-	39,261	39,261	48,970	-	48,970
West LB Bank Credit Facility	-	25,250	25,250	24,875	1,500	26,375
Piraeus Bank Credit Facilities	-	76,350	76,350	71,700	7,950	79,650
Kamsarmax syndicate facilities agreements	-	76,836	76,836	49,203	3,297	52,500
FBB Credit Facility	-	-	-	20,150	3,200	23,350
EFG Eurobank Credit Facility	-	11,035	11,035	11,035	2,100	13,135
Handysize Syndicate Facility Agreement	-	30,831	30,831	18,047	1,087	19,134
Ending Balance	$-	$339,722	$339,722	$421,042	$26,773	$447,815

As of December 31, 2011, the Company has defaulted on payments of principal and interest on certain facilities and was not in compliance with certain of its covenants for the debt agreements outlined below. Since the Company’s lenders have the right, absent receipt of waivers, to demand the repayment of its debt at any given time, the Company reclassified its long term debt as of December 31, 2011 as current liabilities in its consolidated balance sheet.

See Note 26 for recent developments relating to the loans described below.

(a)    Syndicate Facility Agreement

Prior to the recapitalization on October 13, 2009, the Company was in default of its $360,000 fully revolving credit facility with Bank of Scotland and Nordea Bank Finland as lead arrangers and Bank of Scotland as agent which had an outstanding balance of $221,400. As part of the recapitalization, the Company's existing syndicate of lenders entered into a new $221,400 facility agreement, referred to herein as the "Facility Agreement", by and among the Company and the banks identified therein in order to refinance the Company's existing revolving credit facility.

There have been significant subsequent events related to the outstanding debt. Refer to Note 26, for developments that have occurred subsequent to December 31, 2011.

The Facility Agreement was originally payable in 19 quarterly installments of approximately $2,000 each, and a sum of $163,430 (comprised of a repayment installment of $2,000 and a balloon repayment of $161,430) due in October 2014. In January 2010, the Company paid to the bank an aggregate amount of $9,000 from the proceeds of the sale of the two container vessels, the Saronikos Bridge and the MSC Seine. In January 2011, the Company paid an aggregate amount of $31,992 after receiving the proceeds from the sale of the five non-core vessels, the High Rider, the High Land, the Chinook, the Ostria and the Nordanvind. After giving effect to the application of these sale proceeds, the quarterly installments have been reduced to approximately $1,593 each, and a sum of $128,814 (comprised of a repayment installment of $1,593 and a balloon repayment of $127,221) will be due in October 2014.

On April 26, 2010, the Company entered into a Supplemental Deed (the “Deed”) relating to this term Facility Agreement. The Deed is supplemental to the Loan Agreement dated October 13, 2009, as supplemented and amended from time to time, and was entered into among the Company and the banks (Bank of Scotland and Nordea Bank Finland as lead arrangers and Bank of Scotland as agent) signatory thereto. Pursuant to the terms of the Deed, the minimum liquidity amount that must be maintained under the original Deed may be applied to prepay sums outstanding under the original loan without triggering an event of default. All amounts so applied will be made available by banks for re-borrowing without restriction and will be deemed to constitute part of the minimum liquidity amount and be deemed to constitute cash for purposes of determining the minimum liquidity amount. The Company's obligations under the new Facility Agreement are secured by a first priority security interest, subject to permitted liens, on all vessels in the Company's fleet and any other vessels the Company subsequently acquires to be financed under this Facility Agreement. In addition, the lenders will have a first priority security interest on all earnings and insurance proceeds from the Company's vessels, all existing and future charters relating to the Company's vessels, the Company's ship management agreements and all equity interests in the Company's subsidiaries. The Company's obligations under the new Facility Agreement are also guaranteed by all subsidiaries that have an ownership interest in any of the Company's vessels, excluding the three vessels transferred to the Company as part of the recapitalization.

Under the terms of the Facility Agreement, amounts drawn bear interest at an annual rate equal to LIBOR plus a margin equal to:

•	1.75% if the Company's total shareholders' equity divided by the Company's total assets, adjusting the book value of the Company's fleet to its market value, is equal to or greater than 50%;

•	2.75% if the Company's total shareholders' equity divided by the Company's total assets, adjusting the book value of the Company's fleet to its market value, is equal to or greater than 27.5% but less than 50%; and

•	3.25% if the Company's total shareholders' equity divided by the Company's total assets, adjusting the book value of the Company's fleet to its market value, is less than 27.5%.

As a result of the recapitalization, new financial covenants were put in place. Except for the working capital (as defined in the loan facility) and the minimum liquidity covenants, all other covenants will become effective in a period ranging from 30 to 36 months from the effective date of the Facility Agreement to allow a sufficient period of time for new management to implement its business strategy.

The following are the financial covenants to which the Company must adhere as of the end of each fiscal quarter, under the new Facility Agreement:

•	the Company's shareholders' equity as a percentage of the Company's total assets, adjusting the book value of the Company's fleet to its market value, must be no less than:

(a)	25% from the financial quarter ending September 30, 2012 until June 30, 2013; and

(b)	30% from the financial quarter ending September 30, 2013 onwards.

•	the Company must maintain, on a consolidated basis on each financial quarter, working capital (as defined in the loan facility) of not less than zero dollars ($0) (as of December 31, 2011, the Company was in breach of this covenant);

•	the Company must meet a minimum liquidity requirement equal to at least 5% of the outstanding loan (as of December 31, 2011, the Company was in breach of this covenant);and

•	the Company’s ratio of EBITDA (earnings before interest, taxes, depreciation and amortization) to interest payable must be no less than;

(a)	2.00 to 1.00 from the financial quarter day ending September 30, 2012 until June 30, 2013; and

(b)	2.50 to 1.00 from the financial quarter day ending September 30, 2013 onwards.

The Company is also subject to a covenant that requires the maintenance of a security value of (a) at least 100% of the loan during the period that is between the 30 month and the 36 month anniversary of the effective date of the Facility Agreement and (b) at least 120% of the loan after the 36 month anniversary of the effective date of the Facility Agreement.

Following the agreement for the sale of the four LR1 vessels related to this facility (see Note 11), Bank of Scotland has agreed with NewLead to accept the gross sale proceeds in full satisfaction of all liabilities owed to the syndicate under the governing loan agreement. Following this agreement, $64,532, which constitute the proceeds of the Newlead Avra and the Newlead Fortune (sold in 2011), have been applied against the loan. As of December 31, 2011, the outstanding balance was $80,159 (which was reduced as proceeds from the sale of the two LR1 Newlead Compass and Newlead Compassion on January 31, 2012 were used to repay the debt) and the effective interest rate was 0.29% (see Note 26).

(b)    Marfin Credit Facilities

On December 10, 2010, the Company entered into a Loan Agreement with Marfin Egnatia Bank for a new reducing revolving credit facility of up to $62,000, in order to refinance the loans of the Newlead Venetico and the Newlead Markela, which were previously financed by Commerzbank and Emporiki Bank, respectively, and to finance the working and investment capital needs. The facility limit is being reduced by 10 quarterly installments of $100 during the course of the term. On October 31, 2011, the Company applied $9,709 towards partial repayment of the facility. Moreover, the provisions of the agreement include a cash sweep of all surplus of quarterly earnings of the Newlead Venetico, the Newlead Markela, the Australia, the Brazil, the China and the Grand Rodosi. Borrowings under this loan facility currently bear an approximate effective interest rate, including the margin, of 6.15%. The floating portion of the approximately $39,261 drawn to date is approximately $15,901 and bears an interest rate of approximately 4.0% (assuming current LIBOR of 0.506%, plus a 3.5% margin), while the fixed portion drawn is $23,360 and bears an interest rate of 7.6% (assuming a current fixed swap rate of 4.1% plus a 3.5% margin). The loan facility includes financial covenants, all as described in the loan facility including: (i) the Company’s shareholders' equity as a percentage of its total assets, adjusting the book value of its fleet to its market value, must be no less than: (a) 25% from the financial quarter day ending September 30, 2012 until the financial quarter day ending June 30, 2013; and (b) 30% from the financial quarter day ending September 30, 2013 onwards; (ii) the maintenance, on a consolidated basis on each financial quarter, of working capital (as defined in the loan facility) of not less than zero dollars ($0) (as of December 31, 2011, the Company was in breach of this covenant); (iii) the maintenance of minimum liquidity equal to at least five percent of the outstanding loan (as of December 31, 2011, the Company was in breach of this covenant); and (iv) the maintenance of the ratio of EBITDA (as defined in the loan facility) to interest payable on a trailing four financial quarter basis to be no less than: (a) 2.00 to 1.00 from the financial quarter day ending September 30, 2012 until the financial quarter day ending June 30, 2013; and (b) 2.50 to 1.00 from the financial quarter day ending June 30, 2013 onwards. The Company is also subject to a covenant that requires the maintenance of a security value of at least 130% of the facility and the maximum swap exposure as specified in the agreement. As of December 31, 2011, the outstanding balance on such loan facility was $39,261. As of December 31, 2011, the Company has defaulted on interest payments under the Loan agreement.

(c)    West LB Bank Credit Facility

On April 1, 2010, the Company assumed a Loan Agreement with West LB, dated October 16, 2007, as novated, amended and restated on March 31, 2010, relating to a term loan facility of up to $27,500 in relation to the Grand Victoria. The loan is payable in 20 quarterly installments of $375, followed by 15 quarterly installments of $475 and a balloon payment of $12,875 due on the last payment date. Borrowings under this loan facility currently bear an effective interest rate, including the margin, of approximately 3.8% (assuming current LIBOR of 0.506%, plus a 3.25% margin).The applicable margin is calculated as follows: (a) 3.25% per annum at any time when the vessel is not subject to an approved charter and the security cover ratio is less than 125%; (b) 3% per annum at any time when the vessel is subject to an approved charter and the security cover ratio is less than 125%; (c) 2.75% per annum at any time when the vessel is not subject to an approved charter and the security cover ratio is equal to or greater than 125%; and (d) 2.50% per annum at any time when the vessel is subject to an approved charter and the security cover ratio is equal to or greater than 125%.

The vessel's excess cash must be applied towards the prepayment of the balloon installment until such time as the balloon installment has been reduced to $6,000, in accordance with the following, all as described in the loan facility: (i) if the Company is in compliance with the value to loan ratio, 50% of the excess cash must be applied towards prepayment of the loan facility; and (ii) if the Company is not in compliance with the value to loan ratio, 100% of the excess cash must be applied towards the prepayment of the loan facility. The value to loan ratio is set at 100% until December 31, 2012 and 125% thereafter. As of December 31, 2011, the Company was not in compliance with this ratio. The loan facility includes, among other things, financial covenants including: (i) a minimum market adjusted equity ratio of 25% for the period from September 30, 2012 until June 30, 2013, increasing to 30% thereafter; (ii) a minimum liquidity equal to at least 5% of the total debt during the period the loan facility remains outstanding (as of December 31, 2011, the Company was in breach of this covenant); (iii) working capital (as defined in the loan facility) must not be less than zero dollars ($0) during the period the loan facility remains outstanding (as of December 31, 2011, the Company was in breach of this covenant) and (iv) a minimum interest coverage ratio of 2:1 for the period from September 30, 2012 until June 30, 2013, increasing to 2.5:1 thereafter. As of December 31, 2011, the Company has defaulted on a principal payment. As of December 31, 2011, the outstanding balance was $25,250.

(d)    Piraeus Bank Credit Facilities

On April 1, 2010, the Company assumed a Loan Agreement with Piraeus Bank, dated March 19, 2008, as supplemented by a First Supplemental Agreement, dated February 26, 2009, and a Second Supplemental Agreement, dated March 31, 2010, for a loan of up to $76,000 in relation to the Hiona and the Hiotissa. The loan is payable in one quarterly installment of $1,500, followed by four quarterly installments of $1,250, followed by 19 quarterly installments of $1,125 and a balloon payment of $37,225 due in April 2016. Borrowings under this loan facility currently bear an effective interest rate, including the margin, of approximately 4.0% (assuming current LIBOR of 0.506%, plus a 3.5% margin). The loan facility includes, among other things, financial covenants, all as described in such loan facility, including: (i) the minimum net worth of the corporate guarantor’s group, adjusted to the market value of the vessels, during the period the loan facility remains outstanding, must not be less than $60,000, although the Company was not subject to such covenant through the period ended December 31, 2011; (ii) the maximum leverage of the corporate guarantor, during the period the loan facility remains outstanding, must not be more than 75%, although the Company was not subject to such covenant through the period ended December 31, 2011; (iii) the minimum liquidity of the corporate guarantor, during the period the loan facility remains outstanding, must be equal to at least 5% of the total outstanding debt obligations of the corporate guarantor (as of December 31, 2011, the Company was in breach of this covenant); (iv) the value to loan ratio must be at least 130% during the period the loan facility remains outstanding, although the Company was not subject to such covenant through the period ended February 28, 2012; and v) Borrower’s (each) total amounts payable (except loans) should not exceed a) $400 on each calendar quarter, b) $800 any other time (as of December 31, 2011, the Company was in breach of this covenant). As of December 31, 2011, the outstanding balance was $58,600. As of December 31, 2011, the Company has defaulted on a number of principal and interest payments.

On April 1, 2010, the Company also assumed a Loan Agreement with Piraeus Bank, dated March 31, 2010, for a loan of up to $21,000 relating to the Grand Ocean. The loan facility is payable in one quarterly installment of $850, followed by six quarterly installments of $800, followed by seven quarterly installments of $750, and a balloon payment of $10,100 due in November 2013. Borrowings under this loan facility currently bear an effective interest rate, including the margin, ofapproximately4.0% (assuming current LIBOR of 0.506%, plus a 3.5% margin). The loan facility includes financial covenants, all as described in the loan facility, including: (i) the minimum net worth of the corporate guarantor, adjusted to the market value of the vessels, during the period the loan facility remains outstanding, must not be less than $60,000, although the Company was not subject to this covenant through the period ended December 31, 2011; (ii) the maximum leverage of the corporate guarantor, during the period the loan facility remains outstanding, must not be more than 75%, although the Company was not subject to this covenant through the period ended December 31, 2011; (iii) the minimum liquidity of the corporate guarantor, during the period the loan facility remains outstanding, must be equal to at least 5% of the total outstanding debt obligations of the corporate guarantor(as of December 31, 2011, the Company was in breach of this covenant); (iv) the value to loan ratio must be at least 130% during the period the loan facility remains outstanding, although the Company was not subject to this covenant through the period ending February 28, 2012; and (v) Borrower’s (each) total amounts payable (except loans) should not exceed a) $600 in each calendar quarter, b) $1,000 any other time (as of December 31, 2011, the Company was in breach of this covenant).As of December 31, 2011, the Company has defaulted on a number of principal and interest payments. As of December 31, 2011, the outstanding balance was $17,750. On December 29, 2011, the Company signed a memorandum of agreement with an unrelated party for the sale of the Grand Ocean. The sale was completed on January 11, 2012 for proceeds of approximately $8,150. (See Note 26).

(e)    Kamsarmax Syndicate Facility Agreements

On April 15, 2010, the Company assumed two facility agreements in relation to the two acquired Kamsarmaxes (“Kamsarmax Syndicate”). The senior facility agreement which was entered into with Bank of Scotland, BTMU Capital Corporation and Bank of Ireland, was for $66,667 and was payable in 20 quarterly installments of $1,514 and a final payment of $36,387 due no later than October 26, 2017. Borrowings under this facility agreement bore an effective interest rate, including margin, prior to the initial delivery date (with respect to the newbuilding vessel referred to as Newlead Tomi) and the final delivery date (with respect to the newbuilding vessel referred to as Newlead Gujarat), of 7.5% (assuming a fixed swap rate of 4.0%, plus a 3.5% margin). Thereafter, the applicable margin was to be calculated based on the security coverage. For a security coverage of less than 115%, between 115% and 129.9% and greater than or equal to130%, the applicable margin was 3.4%, 3.2% and 2.75%, respectively. This senior facility agreement included an interest rate swap that had a maturity date of April 4, 2013. This swap was amended and extended to conform to the notional amounts, anticipated drawings and repayment schedule as per the loan facility. This amended and extended swap agreement began July 6, 2010 and had a maturity date of October 15, 2015. The notional amount was $63,636 while the fixed rate of 4.0% was linked to the three-month U.S. dollar LIBOR reference rate. As of December 31, 2011, the Company has defaulted on a number of payments concerning the interest rate swap agreement.

The junior facility agreement which was entered into with Bank of Scotland and BTMU Capital Corporation was for $13,333 and was payable in 20 quarterly installments of $133 and a final payment of $10,670 due no later than April 15, 2015. Borrowings under this facility agreement bore an approximate effective interest rate, including margin, prior to the initial delivery date (with respect to the newbuilding vessel referred to as Newlead Tomi) and the final delivery date (with respect to the newbuilding vessel referred to as Newlead Gujarat), of 9.5% (assuming a fixed swap rate of 4.0%, plus a 5.5% margin). Thereafter, the applicable margin was to be calculated based on the security coverage. For a security coverage of less than 115%, between 115% and 129.9% and greater than or equal to 130%, the applicable margin was 5.2%, 4.9% and 4.5%, respectively. As of December 31, 2011, we have defaulted on a number of principal and interest payments. This junior facility agreement included an interest rate swap that had a maturity date of April 4, 2013. This swap was amended and extended to conform to the notional amounts, anticipated drawings and repayment schedule as per the loan facility. This amended and extended swap agreement began July 6, 2010 and had a maturity date of October 15, 2015. The notional amount was $13,066 while the fixed rate of 4.0% was linked to the three-month U.S. dollar LIBOR reference rate. As of December 31, 2011, the Company has defaulted on a number of payments concerning the interest rate in the swap agreement.

Both facility agreements include financial covenants, all as described in the loan facilities including: (i) the security coverage must be at least 115% up to and including the second anniversary of final delivery date, 120% up to the third anniversary date, 125% up to the fourth anniversary date and 130% thereafter (as of December 31, 2011, the Company was in breach of this covenant); (ii) the minimum liquidity of the corporate guarantor, during the period the loan facility remains outstanding, must be equal to at least 5% of the total outstanding debt obligations of the corporate guarantor (as of December 31, 2011, the Company was in breach of this covenant); (iii) the ratio of EBITDA (as defined in the loan facility) to interest expense must be no less than: (a) 1.10 to 1.00 from the period from July 1, 2012 until June 30, 2013; and (b) 1.20 to 1.00 from July 1, 2013 going forward; (iv) working capital (as defined in the loan facility) must not be less than zero dollars ($0) during the period the loan facility remains outstanding (as of December 31, 2011, the Company was in breach of this covenant); and (v) the equity ratio must not be less than: (a) 25% from the financial quarter day ending September 30, 2012; and (b) 30% from the financial quarter day ending September 30, 2013 onwards. As of December 31, 2011, the Company was not in compliance with the minimum liquidity requirement under these loan agreements. As of December 31, 2011, the outstanding balance of both loans was $76,836.

(f) First Business Bank (FBB) Credit Facility

On July 2, 2010, the Company assumed a Loan Agreement with FBB, dated July 2, 2010,as supplemented by a First Supplemental Agreement, dated October15, 2010, and further supplemented by a Second Supplemental Agreement dated May 9, 2011 (as amended, the "FBB Spartounta Loan Agreement"), for a loan facility of up to $24,150, in relation to the Newlead Spartounta. The loan was payable in 19 quarterly installments of $800 followed by a $8,950 payment due in July 2015. Borrowings under this loan facility bore an effective interest rate, including the margin, of approximately4.5% (assuming current LIBOR of 0.506%, plus a 4.0% margin). This loan facility included, among other things, a value to loan ratio that must at all times be at least 100% from January 1, 2012 up until December 31, 2012 and 120% up until maturity date and a cash sweep for 50% of the vessel's excess earnings (all as defined in such loan facility) to be applied against the balloon payment. This loan facility also included, among other things, financial covenants including: (i) the minimum market adjusted equity ratio (as defined in the loan facility) must be equal to at least 25% for the financial year ending December 31, 2012, although the Company is not subject to such covenant through the period ending December 31, 2012, and which increases to 30% annually thereafter; (ii) the minimum liquidity must be equal to at least 5% of the total debt (as defined in the loan facility) during the period the loan facility remains outstanding, although the Company is not subject to such covenant through December 31, 2012; (iii) working capital (as defined in the loan facility) must not be less than zero dollars ($0) during the period the loan facility remains outstanding; and (iv) the minimum interest coverage ratio (as defined in the loan facility) on a trailing four financial quarter basis must be at least 2:1 as at December 31, 2012, although the Company is not subject to such covenant through December 31, 2012, and must be at least 2.5:1 as at December 31, 2013 and annually thereafter.

On May 9, 2011, the Company entered into a Loan Agreement with FBB for a loan facility of up to $12,000, in relation to the Newlead Prosperity (as amended, the "FBB Prosperity Loan Agreement"), of which $11,921 has been drawn. The loan was payable in one balloon payment due in May 2013, unless the Company proceeds with a successful raising of equity of at least $40,000 upon the completion of which the loan must be prepaid in full. Borrowings under this loan facility bore an effective interest rate, including the margin, of approximately 7.5% (assuming current LIBOR of 0.506%, plus a 7.0% margin). This loan facility, included, among other things, a value to loan ratio that must be at least 120% from January 1, 2013 until maturity date and financial covenants including: (i) a minimum market adjusted equity ratio (as defined in the loan facility) of 30% only for the financial year ending December 31, 2013; (ii) a requirement to maintain minimum liquidity equal to at least5% of the total debt (as defined in the loan facility) during the period the loan facility remains outstanding, although the Company is not subject to such covenant through the period ending December 31, 2012; (iii) a requirement to maintain working capital (as defined in the loan facility) of not less than zero dollars ($0) during the period the loan facility remains outstanding; and (iv) a minimum interest coverage ratio (as defined in the loan facility), on a financial year basis of 2.5:1,only for the financial year ending December 31, 2013.

On August 9, 2011, the Company received a notice of an event of default from FBB relating to the FBB Spartounta Loan Agreement and certain ancillary agreements relating to the FBB Spartounta Loan Agreement. As of August 9, 2011, $21,683 of principal was outstanding under the FBB Spartounta Loan Agreement. The notice alleged events of default under the FBB Spartounta Loan Agreement due to, among other things, the failure by the Company to pay the unpaid portion of an installment of approximately $733 due on July 5, 2011, plus default interest on such amounts. The notice further stated that, as a result of such events of default, the FBB Spartounta Loan Agreement was terminated and that all amounts due under the FBB Spartounta Loan Agreement, in the aggregate amount of $21,724, were immediately due and payable. On August 9, 2011, and as a result of the breach above, FBB arrested the other vessel, the Newlead Prosperity.

On August 12, 2011, the Company received a notice of an event of default from FBB relating to the FBB Prosperity Loan Agreement and certain ancillary agreements to the FBB Prosperity Loan Agreement. As of August 12, 2011, $11,921 of principal was outstanding under the FBB Prosperity Loan Agreement. The notice alleged events of default under the FBB Prosperity Loan Agreement due to, among other things, the arrest of the Newlead Prosperity, which occurred on August 9, 2011. The notice further provided that, as a result of such events of default, the FBB Prosperity Loan Agreement was terminated and that all amounts due under the FBB Prosperity Loan Agreement, including interest and default interest, in the aggregate amount of $11,921, were immediately due and payable.

On August 12, 2011, in connection with the notices of events of default under the FBB Spartounta Loan Agreement and the FBB Prosperity Loan Agreement, the Company entered into a sale agreement for two vessels, the Newlead Prosperity and the Newlead Spartounta, with FBB. The sale of the Newlead Prosperity and the Newlead Spartounta was completed on September 13, 2011 and September 20, 2011, respectively, and both loan facilities were terminated.

On April 27, 2012, the Company was fully discharged and released of any and all of its obligations towards the FBB under the FBB Prosperity Loan Agreement and the FBB Spartounta Loan Agreement.

(g) EFG Eurobank Credit Facility

On July 9, 2010, the Company assumed a Loan Agreement with EFG Eurobank, dated October 22, 2007, as supplemented by a Third Supplemental Agreement, dated July 9, 2010, for a loan facility of up to $32,000 in relation to the Grand Esmeralda. The Loan Agreement was further supplemented by a Fourth Supplemental Agreement, dated August 13, 2010, to reflect the renaming of the Grand Esmeralda to the Newlead Esmeralda, and the change of registry of the vessel from Liberia to the Marshall Islands. The Loan Agreement was further supplemented by a Fifth Supplemental Agreement, dated October 15, 2010, to reflect the application of $1,130 to the initial outstanding amount of $14,790. The loan is payable in 15 quarterly installments of $525 followed by a $5,785 payment due in April 2014. Borrowings under this loan facility bore an effective interest rate, including the margin, of approximately 4.3% (assuming current LIBOR of 0.506%, plus a 3.75% margin). This loan facility included, among other things, a waiver to the minimum security clause for a period starting from July 1, 2010 to June 30, 2011. As of December 31, 2011, the Company was in breach of the minimum security clause. The loan facility included, among other things, financial covenants including: (i) the minimum market adjusted equity ratio (as defined in the loan facility) must be at least 25% for the period from January 1, 2013 until December 30, 2013, increasing to 30% thereafter; (ii) the minimum liquidity must be equal to at least 5% of the total debt during the period the loan facility remains outstanding (as of December 31, 2011 the Company was in breach of this covenant); and (iii) the minimum interest coverage ratio (as defined in the loan facility) must be equal to at least 2:1 for the period from January 1, 2013 until December 30, 2013, and must be at least 2.5:1 thereafter. As of December 31, 2011, the Company has defaulted on principal and interest payments. As of December 31, 2011, the outstanding balance of the loan was $11,035.

(h) Handysize Syndicate Facility Agreement

On July 9, 2010, the Company assumed a Loan Agreement with DVB Bank, Nord LB and Emporiki Bank, dated July 9, 2010, as supplemented by a First Supplemental Agreement, dated July 14, 2010, a Second Supplemental Agreement, dated November 9, 2010, and a Third Supplemental Agreement, dated December 15, 2010, for a loan facility of up to $48,000 in relation to two newbuilding vessels. The loan is payable for the Navios Serenity in 12 quarterly installments of $362.5, followed by 12 quarterly installments of $387.5, followed by 15 quarterly installments of $400, with the last installment payable together with the $9,000 balloon payment due in December 2020. The loan is payable for the Hull 4029 in 12 quarterly installments of $362.5, followed by 12 quarterly installments of $387.5, followed by 10 quarterly installments of $400, with the last installment payable together with the $11,000 of the balloon payment due in December 2020. Borrowings under this loan facility currently bear an effective interest rate, including the margin, of approximately 3.5% (assuming current LIBOR of 0.506%, plus a 3.0% margin). As of the date of assumption, the outstanding balance on such loan facility was $14,100. The loan facility includes, among other things, financial covenants including: (i) the minimum market adjusted equity ratio (as defined in the loan facility) must be equal to at least25% from the financial quarter day ending September 30, 2012 until the financial quarter day ending June 30, 2013, increasing to 30% thereafter; (ii) the minimum liquidity must be equal to at least5% of the total debt during the period the loan facility remains outstanding (as of December 31, 2011, the Company was in breach of this covenant); (iii) the ratio of EBITDA to interest payable (as both are defined in the loan facility), on a trailing four financial quarter basis, must be equal to at least2:1 from the financial quarter day ending September 30, 2012 until the financial quarter day ending June 30, 2013, and must be equal to at least 2.5:1 thereafter;(iv) at least $5,000 of free cash must be maintained at all times; and (v) working capital (as defined in the loan facility) must be no less than zero dollars ($0)at each quarter end (as of December 31, 2011, the Company was in breach of this covenant). The loan facility also includes, among other things, a value to loan ratio(as defined in the loan facility) that must at all times be equal to at least 110% over the first five years and 120% thereafter, a cash sweep on the earnings of the vessels, representing 100% of the excess cash flow (as defined in the loan facility) for the period commencing on the delivery date of each vessel until the relevant balloon amount is reduced to $3,000 and 50% of the excess cash flow of each vessel thereafter and a minimum liquidity reserve for each borrower to be kept with the agent bank of not less than $500 (applicable after each vessel’s respective deliveries). On June 30, 2011, the Company received notification from DVB Bank, as agent of the loan agreement, that it is in breach of certain covenants in the loan agreement with DVB Bank and others, with regard to a dispute under the shipbuilding contract to which the loan relates. In July 2011, the Company reached a resolution to the dispute under the shipbuilding contract and obtained delivery of the newbuilding vessel from the shipyard. As of December 31, 2011, the outstanding balance of the loan was $30,831. As of December 31, 2011, we have defaulted on a number of principal and interest payments.

The Company is in default on its debt including principal and interest payments due in the amounts of $9,119 and $10,806, respectively, as of December 31, 2011.

Amounts drawn under the facility agreements and credit facilities are secured by first priority mortgages on the Company’s vessels, guaranteed by each vessel-owning subsidiary and guaranteed by NewLead Holdings.

 The amounts shown as interest and finance expense in the statements of operations are analyzed as follows:

	Successor			Predecessor
			October 14,	January 1,
	Year Ended	Year Ended	2009 to	2009 to
	December 31,	December 31,	December 31,	October 13,
	2011	2010	2009	2009
		(Restated)	(Restated)
Interest expense	$28,192	$18,650	$4,264	$5,507
Amortization of deferred charges	6,420	3,728	1,391	555
Amortization of the beneficial conversion feature, restated (Note 16)	8,161	5,942	14,853	-
Other expenses	1,488	403	189	562

	$44,261	$28,723	$20,697	$6,624

 The effective interest rate at December 31, 2011 was approximately 4.88% per annum (December 31, 2010: 6.08%, December 31, 2009: 5.81%). Capitalized interest for the year ended December 31, 2011 amounted to $2,549 ($902 for the year ended December 31, 2010 and $0 for the periods from January 1, 2009 to October 13, 2009 and October 14, 2009 to December 31, 2009, respectively).